SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 464,565	$ 312,057
Gross unrealized gains	270	1,326
Gross unrealized losses	2,537	918
Estimated fair value, total	462,298	312,465
Fair Value Inputs Level2 [Member] | Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	452,556	305,046
Gross unrealized gains	267	1,326
Gross unrealized losses	2,338	711
Estimated fair value, total	450,485	305,661
Fair Value Inputs Level2 [Member] | US Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,999
Gross unrealized gains	3
Gross unrealized losses	2
Estimated fair value, total	5,000
Fair Value Inputs Level2 [Member] | US Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 7,010	$ 7,011
Gross unrealized gains
Gross unrealized losses	$ 197	$ 207
Estimated fair value, total	$ 6,813	$ 6,804